Vessels, net	6 Months Ended
Jun. 30, 2012
Vessels, Net [Abstract]
Vessels, net
5.	Vessels, net

	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2011	$103,137	$(21,718)	$81,419

Depreciation	—	(2,841)	(2,841)
Disposal	—	—	—
Vessels held for sale	—	—	—
Vessel impairment charge	—	—	—

June 30, 2012	$103,137	$(24,559)	$78,578

All of the Company’s vessels have been provided as collateral to secure the bank loans discussed in Note 9 below.

Vessels disposed during the six months ended June 30, 2012

During the six months ended June 30, 2012 there were no vessel disposals.

Vessel disposed during the six months ended June 30, 2011

On April 14, 2011, the Company agreed to sell the M/V Free Envoy, a 1984 built 26,318 dwt Handysize dry bulk vessel for a sale price of $4,200. The vessel was delivered to the buyers on May 13, 2011 and the Company recognized a gain of $1,561 as a result of the sale. From the proceeds of the sale, the Company paid on May 13, 2011 an amount of $3,700 constituting prepayment towards the Deutsche Bank Nederland loan facility B. According to the loan terms, all future installments have been reduced to nil until the balloon payment due in November 2012 (Note 9).

Subsequent to June 30, 2011, as a result of the fourth supplemental agreement, the Company entered into with Credit Suisse on July 15, 2011(Note 9), the Company committed to a plan for sale of the vessels M/V Free Jupiter and M/V Free Lady.

Thus, the Company assessed for recoverability the carrying value of M/V Free Jupiter and M/V Free Lady, including unamortized deferred dry docking costs of $177, due to their expected sale. In performing its assessment, the Company compared the carrying value of the vessels with their estimated fair value at June 30, 2011 determined by independent brokers. As a result of this assessment the Company has recognized an impairment loss of $46,515 in the unaudited interim condensed consolidated statements of operations of which $15,048 relates to the M/V Free Jupiter and $31,467 to the M/V Free Lady.